Note 5. INCOME TAXES - Income Tax Schedule (Details)	7 Months Ended
May 31, 2013
Schedule of Investments [Abstract]
Income tax provision at the federal statutory rate	15.00%
Effect of operating losses	(15.00%)
Income Taxes Provision	0.00%